Equipment on Operating Leases - Summary of Equipment on Operating Leases (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Property Subject To Or Available For Operating Lease Net [Abstract]
Equipment on operating leases	$ 2,240	$ 2,253
Accumulated depreciation	(395)	(346)
Net equipment on operating leases	$ 1,845	$ 1,907